Fair Value Measurements and Disclosures	6 Months Ended
Jun. 30, 2014
Fair Value Measurements and Disclosures [Abstract]
Fair Value Measurements and Disclosures
6.	Fair Value Measurements and Disclosures

Financial instruments are carried at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.  Assets and liabilities carried at fair value are classified and disclosed in the following three levels: Level 1 - unadjusted quoted market prices in active markets for identical assets and liabilities; Level 2 - inputs other than unadjusted quoted market prices that are observable for the asset or liability, either directly or indirectly (including unadjusted quoted market prices for similar investments, interest rates and credit risk); and Level 3 - unobservable inputs for the asset or liability (including the Partnership’s own assumptions used in determining the fair value of investments).

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The Partnership’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and consideration of factors specific to the investment.

The Partnership’s assets and liabilities measured at fair value on a recurring basis are summarized in the following tables by the type of inputs applicable to the fair value measurements.

June 30, 2014	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
	$	$	$		$
Assets
Investment in Cambridge Master Fund	–	11,014,574	n/	a	11,014,574
Investment in KR Master Fund	–	3,395,357	n/	a	3,395,357

Total Assets	–	14,409,931	n/	a	14,409,931

December 31, 2013	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
	$	$	$		$
Assets
Investment in Cambridge Master Fund	–	11,299,138	n/	a	11,299,138
Investment in KR Master Fund	–	7,290,317	n/	a	7,290,317
Total Assets	–	18,589,455	n/	a	18,589,455

During the period from January 1, 2014 to June 30, 2014, and the twelve months ended December 31, 2013, there were no Level 3 assets and liabilities and there were no transfers of assets or liabilities between Level 1 and Level 2.

Investment in Cambridge Master Fund and KR Master Fund

On November 1, 2012, the assets allocated to Cambridge for trading were invested in the Cambridge Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  Cambridge Master Fund was formed to permit accounts managed now and in the future by Cambridge using Cambridge Asian Markets Alpha Programme and, from October 1, 2013 Cambridge Emerging Markets Alpha Programme, to invest together in one trading vehicle. The General Partner is also the general partner of Cambridge Master Fund.  Individual and pooled accounts currently managed by Cambridge, including the Partnership, are permitted to be limited partners of Cambridge Master Fund.  The General Partner and Cambridge believe that trading through this structure should provide efficiency and economy in the trading process.

On January 1, 2012, the assets allocated to Krom River for trading were invested in the KR Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  KR Master Fund was formed in order to permit commodity pools managed now or in the future by Krom River using the Commodity Program at 150% Leverage, a fundamental and technical trading system, to invest together in one trading vehicle.  The General Partner is also the general partner of KR Master Fund.  Individual and pooled accounts currently managed by Krom River, including the Partnership, are permitted to be limited partners of KR Master Fund.  The General Partner and Krom River believe that trading through this structure should promote efficiency and economy in the trading process.

Summarized information, reflecting the total assets, liabilities and capital of Cambridge Master Fund and KR Master Fund as of June 30, 2014 and December 31, 2013, is shown in the following tables.

Summarized information, reflecting the total assets, liabilities and capital of Cambridge Master Fund and KR Master Fund as of June 30, 2014 and December 31, 2013, is shown in the following tables.

	June 30, 2014
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$20,025,680	$54,131	$19,971,549
Cambridge Master Fund	34,803,946	545,762	34,258,184
	$54,829,626	$599,893	$54,229,733

	December 31, 2013
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$44,043,845	$1,456,785	$42,587,060
Cambridge Master Fund	37,549,964	28,580	37,521,384
	$81,593,809	$1,485,365	$80,108,444

Summarized information for the Partnership’s investment in as of June 30, 2014 and December 31, 2013, and operations of, Cambridge Master Fund and KR Master Fund for the three and six months ended June 30, 2014 and 2013 is shown in the following tables:

	June 30, 2014		December 31, 2013
	% of Partnership Net Assets	Fair Value	% of Partnership Net Assets	Fair Value
	%	$	%	$
Cambridge Master Fund	79.0	11,014,574	62.9	11,299,138

KR Master Fund	24.3	3,395,359	40.6	7,290,317

	For the three months ended June 30, 2014			For the six months ended June 30, 2014
Investment	Partnership’s pro rata Net Income/(Loss)	Investment Objective	Redemption Permitted	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted
	$				$
Cambridge Master Fund	(8,904)	Commodity Portfolio	Monthly	34,529	Commodity Portfolio	Monthly
KR Master Fund	11,223	Commodity Portfolio	Monthly	193,232	Commodity Portfolio	Monthly

	For the three months ended June 30, 2013			For the six months ended June 30, 2013
Investment	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted	Partnership’s pro rata Net Income	Investment Objective	Redemption Permitted
	$				$
Cambridge Master Fund	817,578	Commodity Portfolio	Monthly	1,427,851	Commodity Portfolio	Monthly
KR Master Fund	(310,076)	Commodity Portfolio	Monthly	(479,547)	Commodity Portfolio	Monthly

Cambridge Master Fund and KR Master Fund do not pay any management or incentive fees related to the Partnership’s investments.  These fees are accrued and paid by the Partnership.  The Partnership reimburses Cambridge Master Fund and KR Master Fund for all brokerage related fees borne by Cambridge Master Fund and KR Master Fund on behalf of the Partnership’s investments.

As of June 30, 2014 and December 31, 2013, the Partnership owned approximately 32.15% and 30.11%  of Cambridge Master Fund and 17.00% and 17.11% of KR Master Fund, respectively.  It is the Partnership’s intention to continue to invest in Cambridge Master Fund and KR Master Fund.  The performance of the Partnership is directly affected by the performance of Cambridge Master Fund and KR Master Fund.

The tables below represent summarized Income Statement information for Cambridge Master Fund and KR Master Fund for the three and six months ended June 30, 2014 and 2013, to meet the requirements of Regulation S-X rule 3-09.

For the Three Months Ended June 30, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$
Cambridge Master Fund	1,450	(21,773)	176,599	154,826
KR Master Fund	707	(37,227)	141,468	104,241

For the Six Months Ended June 30, 2014	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$
Cambridge Master Fund	4,427	(66,719)	332,674	265,955
KR Master Fund	2,871	(89,978)	1,098,732	1,008,754

For the Three Months Ended June 30, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
Cambridge Master Fund	1,419	(8,654)	1,880,968	1,872,314
KR Master Fund	4,715	(86,935)	(2,872,871)	(2,959,806)

For the Six Months Ended June 30, 2013	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
Cambridge Master Fund	4,092	(28,417)	3,201,019	3,172,602
KR Master Fund	17,326	(163,594)	(4,527,593)	(4,691,187)